Stockholders' Equity and Stock-based Compensation (Details) - Schedule of restricted stock awards - $ / shares	1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Nov. 01, 2018	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Schedule of restricted stock awards [Abstract]
Restricted Shares, Balance beginning		177,084	1,625,000	837,500
Weighted Average Grant Date Fair Value Per Share, Balance beginning		$ 0.01	$ 0.01	$ 0.01
Weighted Average Remaining Vesting Period (in years), Balance beginning		8 months 12 days	2 years 6 months 25 days
Weighted Average Remaining Vesting Period (in years), Balance ending		114,584	837,500	177,084
Weighted Average Remaining Vesting Period (in years), Balance ending		$ 0.01	$ 0.01	$ 0.01
Weighted Average Remaining Vesting Period (in years), Balance ending		10 months 2 days	1 year 10 months 28 days	8 months 12 days
Restricted Shares, Vested	(40,000,000)	(62,500)	(787,500)	(660,416)
Weighted Average Grant Date Fair Value Per Share, Vested		$ 0.01	$ 0.01	$ 0.01